Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2020 Fund	Sep. 08, 2023
Fidelity Freedom 2020 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	(15.92%)
Past 5 years	3.23%
Since Inception	4.12%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.20%	[1]
F0202
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	3.29%
Since Inception	4.16%	[1]

[1]	AFrom June 7, 2017.